Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 10, 2022
Entity Registrant Name	dei_EntityRegistrantName	Milliman Variable Insurance Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001844255
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 12, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 12, 2022
Prospectus Date	rr_ProspectusDate	Aug. 10, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated December 12, 2022 to the Prospectus dated August 10, 2022 for the following series of the Trust:

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jun/Dec

(the “Fund”)

The below tables replace the corresponding tables included in the “Fund Summaries” section of the prospectus for the Fund:

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jun/Dec
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jun/Dec

Share Class	Trigger Rate (As of December 12, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	8.52%	7.98%

Share Class	Buffer
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.51%

Investors should retain this supplement for future reference.